Franklin Floating Rate Master Trust
Statement of Investments (unaudited), October 31, 2020
Franklin Floating Rate Income Fund
See Notes to Statements of Investments. Quarterly Statement of Investments

a a
Country Shares
a
Value
a a a a a a
Common Stocks 1.6%
Aerospace & Defense 0.0%
a,b,c,d
Remington Outdoor Co., Inc. ............................. United States 732,184 $ —
b
Paper & Forest Products 1.6%
a,b,c
Appvion Operations, Inc. ................................ United States 209,637 3,111,498
b
Road & Rail 0.0%
a,b
Onsite Rental Group Operations Pty. Ltd. ................... United States 4,747,033 —
b
Total Common Stocks (Cost $35,453,756) ......................................
3,111,498
Principal
Amount
*
Corporate Bonds 4.1%
Road & Rail 4.1%
a,e
Onsite Rental Group Operations Pty. Ltd. , PIK, 6.1% , 10/26/23 ... United States 8,660,319 7,629,484
Total Corporate Bonds (Cost $9,095,740) .......................................
7,629,484
f
Senior Floating Rate Interests 90.1%
Aerospace & Defense 1.5%
e
Alloy FinCo Ltd., Facility Term Loan, B, 0.5%, PIK, (3-month USD
LIBOR + 0.5%), 3/06/25 ............................... Jersey 2,763,993 734,310
Dynasty Acquisition Co., Inc., 2020 Term Loan ,
B1, 3.72%, (3-month USD LIBOR + 3.5%), 4/06/26 .......... United States 1,461,889 1,313,412
B2, 3.72%, (3-month USD LIBOR + 3.5%), 4/06/26 .......... United States 785,962 706,136
2,753,858
a a a a a a
Airlines 3.9%
Allegiant Travel Co., Replacement Term Loan, 3.254%, (3-month
USD LIBOR + 3%), 2/05/24 ............................ United States 2,454,650 2,323,731
Delta Air Lines, Inc. / SkyMiles IP Ltd., Initial Term Loan, 4.75%,
(6-month USD LIBOR + 3.75%), 10/20/27 ................. United States 692,540 691,241
Delta Air Lines, Inc., Term Loan, 4.964%, (3-month USD LIBOR +
4.75%), 12/30/38 .................................... United States 498,750 497,426
JetBlue Airways Corp., Term Loan, 6.25%, (3-month USD LIBOR +
5.25%), 6/17/24 ..................................... United States 140,416 140,033
Kestrel Bidco , Inc., Term Loan, 4%, (3-month USD LIBOR + 3%),
12/11/26 .......................................... Canada 4,257,825 3,770,517
7,422,948
a a a a a a
Auto Components 3.8%
Adient US LLC, Initial Term Loan, 4.422%, (3-month USD LIBOR +
4.25%; 1-month USD LIBOR + 4.25%), 5/06/24 ............. United States 4,126,410 4,076,893
g
Highline Aftermarket Acquisition LLC, First Lien, Term Loan, TBD,
10/20/27 .......................................... United States 519,163 508,131
Panther BF Aggregator 2 LP, First Lien, Initial Dollar Term Loan,
3.648%, (1-month USD LIBOR + 3.5%), 4/30/26 ............. Canada 1,198,733 1,167,565
TRICO Group LLC, First Lien, Term Loan, B3, 8.5%, (3-month USD
LIBOR), 2/02/24 ..................................... United States 1,490,556 1,483,104
7,235,693
a a a a a a
Automobiles 2.0%
Thor Industries, Inc., Initial USD Term Loan, 3.938%, (1-month USD
LIBOR + 3.75%), 2/01/26 .............................. United States 3,776,338 3,757,456
Banks 1.5%
Finastra Ltd., First Lien, Dollar Term Loan, 4.5%, (3-month USD
LIBOR + 3.5%), 6/13/24 ............................... United Kingdom 2,975,769 2,815,404

Franklin Floating Rate Master Trust
Statement of Investments (unaudited)
Franklin Floating Rate Income Fund
(continued)
Quarterly Statement of Investments See Notes to Statements of Investments.

a a
Country
Principal
Amount
*
a
Value
a a a a a a
f
Senior Floating Rate Interests
(continued)
Capital Markets 0.5%
Russell Investments US Institutional Holdco, Inc., Initial Term Loan,
3.75%, (3-month USD LIBOR + 2.75%), 6/01/23 ............. United States 80,060 $ 79,577
Vertical Midco GmbH, USD Term Loan, 4.57%, (6-month USD
LIBOR), 6/30/27 ..................................... Germany 947,254 934,826
1,014,403
a a a a a a
Chemicals 0.7%
Cyanco Intermediate 2 Corp., First Lien, Initial Term Loan, 3.648%,
(1-month USD LIBOR + 3.5%), 3/16/25 ................... United States 1,244,034 1,223,240
Illuminate Buyer LLC, Term Loan, 4.148%, (1-month USD LIBOR +
4%), 6/30/27 ....................................... United States 100,000 98,555
1,321,795
a a a a a a
Commercial Services & Supplies 2.8%
Legalzoom.com, Inc., First Lien, 2018 Term Loan, 4.648%, (1-month
USD LIBOR + 4.5%), 11/21/24 .......................... United States 3,866,033 3,812,875
Staples, Inc., 2019 Refinancing New Term Loan, B1, 5.251%,
(3-month USD LIBOR + 5%), 4/16/26 ..................... United States 1,578,428 1,455,311
5,268,186
a a a a a a
Communications Equipment 0.5%
CommScope , Inc., Initial Term Loan, 3.398%, (1-month USD LIBOR
+ 3.25%), 4/06/26 ................................... United States 978,760 947,821
Construction Materials 0.5%
h
White Cap Buyer LLC, Initial Closing Date Term Loan, 4.5%,
(6-month USD LIBOR), 10/19/27 ........................ United States 1,050,000 1,036,686
Containers & Packaging 1.2%
BWay Holding Co., Initial Term Loan, 3.48%, (3-month USD LIBOR +
3.25%), 4/03/24 ..................................... United States 2,450,044 2,296,917
Diversified Financial Services 1.1%
Jefferies Finance LLC, 2020 Term Loan, 4.5%, (1-month USD LIBOR
+ 3.75%), 9/30/27 ................................... United States 1,000,000 991,250
h
Verscend Holding Corp., Term Loan, B, 4.648%, (1-month USD
LIBOR + 4.5%), 8/27/25 ............................... United States 1,075,440 1,058,136
2,049,386
a a a a a a
Diversified Telecommunication Services 2.8%
Global Tel Link, First Lien, Term Loan, 4.398%, (1-month USD
LIBOR + 4.25%), 11/29/25 ............................. United States 4,918,205 4,291,134
Zayo Group Holdings, Inc., Initial Dollar Term Loan, 3.148%,
(1-month USD LIBOR + 3%), 3/09/27 ..................... United States 1,054,700 1,018,487
5,309,621
a a a a a a
Electric Utilities 1.1%
EFS Cogen Holdings I LLC, Term Loan, 4.5%, (3-month USD LIBOR
+ 3.5%), 10/01/27 ................................... United States 2,100,000 2,087,201
Entertainment 3.7%
Banijay Entertainment SAS, Facility USD Term Loan, B, (1-month
USD LIBOR + 3.75%), 3/01/25 .......................... France 2,430,000 2,363,175
Diamond Sports Group LLC, Term Loan, 3.4%, (1-month USD
LIBOR + 3.25%), 8/24/26 .............................. United States 7,460,110 4,678,123
7,041,298
a a a a a a

Franklin Floating Rate Master Trust
Statement of Investments (unaudited)
Franklin Floating Rate Income Fund
(continued)
See Notes to Statements of Investments. Quarterly Statement of Investments

a a
Country
Principal
Amount
*
a
Value
a a a a a a
f
Senior Floating Rate Interests
(continued)
Food & Staples Retailing 0.3%
Shearer's Foods LLC, First Lien, Term Loan, 4.75%, (3-month USD
LIBOR + 4%), 9/23/27 ................................ United States 503,264 $ 498,546
Food Products 0.7%
CSM Bakery Solutions Ltd., Second L ien, Term Loan, 1 1%, (3-month
USD LIBOR + 10%), 2 /0 4 /2 2 ........................... United States 1,367,014 1,308,764
Health Care Providers & Services 8.7%
g,h
CNT Holdings I Corp., First Lien, Term Loan Facility, TBD, 10/16/27 United States 141,992 140,601
h
eResearchTechnology , Inc., First Lien, Initial Term Loan, 5.5%,
(1-month USD LIBOR + 4.5%), 2/04/27 ................... United States 1,169,795 1,164,678
Gentiva Health Services, Inc., First Lien, Term Loan, B, 3.438%,
(1-month USD LIBOR + 3.25%), 7/02/25 .................. United States 955,200 937,290
Global Medical Response, Inc., 2018 New Term Loan, 5.25%,
(3-month USD LIBOR + 4.25%), 3/14/25 .................. United States 1,200,871 1,163,716
GNC Holdings, Inc., Second Lien, Term Loan, 6.234%, (3-month
USD LIBOR), 10/30/26 ................................ United States 4,988,959 3,866,443
National Mentor Holdings, Inc., First Lien, Initial Term Loan ,
4.4%, (1-month USD LIBOR + 4.25%), 3/09/26 .............. United States 245,477 241,948
C, 4.4%, (1-month USD LIBOR + 4.25%), 3/09/26 ........... United States 11,205 11,044
h
Navicure , Inc., First Lien, Initial Term Loan, 4.148%, (1-month USD
LIBOR + 4%), 10/22/26 ............................... United States 3,010,700 2,944,209
h,i
Pathway Vet Alliance LLC, First Lien, Initial Term Loan, 4.148%,
(1-month USD LIBOR + 4%), 3/31/27 ..................... United States 2,117,460 2,075,111
h
Phoenix Guarantor, Inc., First Lien, Term Loan, B1, 3.397%,
(1-month USD LIBOR + 3.25%), 3/05/26 .................. United States 3,306,467 3,207,967
U.S. Anesthesia Partners, Inc., First Lien, Initial Term Loan, 4%,
(3-month USD LIBOR + 3%), 6/23/24 ..................... United States 807,077 759,375
16,512,382
a a a a a a
Hotels, Restaurants & Leisure 1.3%
24 Hour Fitness Worldwide, Inc., Debtor-in-possession New Money
Term Loan, 11%, (12-month USD LIBOR; 3-month USD LIBOR),
6/17/21 ........................................... United States 1,340,129 1,049,764
24 Hour Fitness Worldwide, Inc., Debtor-in-possession Roll-Up Term
Loan, 11%, (3-month USD LIBOR + 10%), 6/17/21 ........... United States 1,228,502 962,322
j
24 Hour Fitness Worldwide, Inc., Term Loan, (1-month USD LIBOR +
3.5%), 5/30/25 ...................................... United States 3,269,626 75,267
Caesars Resort Collection LLC, Term Loan ,
B, 2.898%, (1-month USD LIBOR + 2.75%), 12/23/24 ......... United States 80,014 75,246
B1, 4.649%, (3-month USD LIBOR + 4.5%; 1-month USD LIBOR +
4.5%), 7/21/25 ...................................... United States 315,927 306,747
2,469,346
a a a a a a
Household Durables 1.9%
Playtika Holding Corp., Term Loan, B, 7%, (3-month USD LIBOR +
6%), 12/10/24 ...................................... United States 3,685,585 3,695,223
Household Products 0.5%
Knowlton Development Corp., Inc., 2020 Initial Term Loan, 3.898%,
(1-month USD LIBOR + 3.75%), 12/22/25 ................. Canada 883,014 865,354
Insurance 2.7%
Alliant Holdings Intermediate LLC, 2018 Initial Term Loan, 2.898%,
(1-month USD LIBOR + 2.75%), 5/09/25 .................. United States 1,855,957 1,791,416
g,h
Alliant Holdings Intermediate LLC, Term Loan, B3, TBD, 10/08/27 . United States 128,220 127,219
h
AssuredPartners , Inc., 2020 February Refinancing Term Loan,
3.648%, (1-month USD LIBOR + 3.5%), 2/12/27 ............. United States 3,011,703 2,912,482

Franklin Floating Rate Master Trust
Statement of Investments (unaudited)
Franklin Floating Rate Income Fund
(continued)
Quarterly Statement of Investments See Notes to Statements of Investments.

a a
Country
Principal
Amount
*
a
Value
a a a a a a
f
Senior Floating Rate Interests
(continued)
Insurance (continued)
AssuredPartners , Inc., 2020 June Incremental Term Loan, 5.5%,
(1-month USD LIBOR + 4.5%), 2/12/27 ................... United States 248,750 $ 248,190
5,079,307
a a a a a a
IT Services 8.6%
Aventiv Technologies LLC, First Lien, Initial Term Loan, 5.5%,
(3-month USD LIBOR + 4.5%), 11/01/24 .................. United States 10,965,354 9,234,583
Aventiv Technologies LLC, Second Lien, Initial Term Loan, 9.25%,
(6-month USD LIBOR + 8.25%), 11/01/25 .................. United States 1,645,000 1,033,167
g,h
Barracuda Networks, Inc., Term Loan, TBD, 2/12/25 ........... United States 853,431 840,630
Informatica LLC, Dollar 2020 Term Loan, 3.398%, (1-month USD
LIBOR + 3.25%), 2/25/27 .............................. United States 308,450 298,965
h
Milano Acquisition Corp., Term Loan, B, 4.75%, (3-month USD
LIBOR + 4%), 10/01/27 ............................... United States 1,461,106 1,440,409
Pitney Bowes, Inc., Incremental Term Loan, B, 5.65%, (1-month USD
LIBOR + 5.5%), 1/07/25 ............................... United States 3,373,839 3,335,462
16,183,216
a a a a a a
Leisure Products 2.6%
Bass Pro Group LLC, Initial Term Loan, 5.75%, (3-month USD
LIBOR + 5%), 9/25/24 ................................ United States 4,950,606 4,945,210
Machinery 3.0%
Altra Industrial Motion Corp., Term Loan, 2.148%, (1-month USD
LIBOR + 2%), 10/01/25 ............................... United States 282,292 277,485
Navistar, Inc., Term Loan, B, 3.65%, (1-month USD LIBOR + 3.5%),
11/06/24 .......................................... United States 5,500,570 5,460,691
5,738,176
a a a a a a
Media 4.0%
Clear Channel Outdoor Holdings, Inc., Term Loan, B, 3.714%,
(2-month USD LIBOR + 3.5%; 3-month USD LIBOR + 3.5%),
8/21/26 ........................................... United States 2,054,811 1,878,868
CSC Holdings LLC, March 2017 Refinancing Term Loan, 2.398%,
(1-month USD LIBOR + 2.25%), 7/17/25 .................. United States 1,670,398 1,617,154
Nielsen Finance LLC, Dollar Term Loan, B5, 4.75%, (1-month USD
LIBOR + 3.75%), 6/04/25 .............................. United States 765,307 764,925
Radiate HoldCo LLC, Term Loan, B, 4.25%, (1-month USD LIBOR +
3.5%), 9/25/26 ...................................... United States 229,677 226,216
Sinclair Television Group, Inc., Term Loan ,
B, 2.4%, (1-month USD LIBOR + 2.25%), 1/03/24 ........... United States 984,655 957,227
B2, 2.65%, (1-month USD LIBOR + 2.5%), 9/30/26 .......... United States 656,683 638,897
Univision Communications, Inc., First Lien, 2020 Replacement Term
Loan, 4.75%, (1-month USD LIBOR + 3.75%), 3/15/26 ........ United States 997,500 974,278
g,h
Virgin Media Bristol LLC, Term Loan, Q, TBD, 1/31/29 .......... United States 502,109 493,322
7,550,887
a a a a a a
Multiline Retail 0.7%
Harbor Freight Tools USA, Inc., Initial Term Loan (2020), 4%,
(1-month USD LIBOR + 3.25%), 10/19/27 ................. United States 1,311,051 1,294,584
Oil, Gas & Consumable Fuels 2.8%
EG Group Ltd., Additional Facility USD Term Loan, 4.22%, (3-month
USD LIBOR + 4%), 2/07/25 ............................ United Kingdom 576,834 555,295
h,i
Fieldwood Energy LLC, Debtor-in-possession Facility Term Loan,
3.675%, (1-month USD LIBOR; 1-month USD LIBOR + 8.75%),
8/04/21 ........................................... United States 245,778 247,007

Franklin Floating Rate Master Trust
Statement of Investments (unaudited)
Franklin Floating Rate Income Fund
(continued)
See Notes to Statements of Investments. Quarterly Statement of Investments

a a
Country
Principal
Amount
*
a
Value
a a a a a a
f
Senior Floating Rate Interests
(continued)
Oil, Gas & Consumable Fuels (continued)
j
Fieldwood Energy LLC, First Lien, Closing Date Term Loan, (3-month
USD LIBOR + 5.25%), 4/11/22 .......................... United States 20,615,151 $ 4,535,333
5,337,635
a a a a a a
Paper & Forest Products 3.9%
Appvion Operations, Inc., Term Loan, 7%, (3-month USD LIBOR +
6%), 6/12/26 ....................................... United States 7,572,606 7,440,086
Personal Products 0.2%
Coty, Inc., USD Term Loan, B, 2.39%, (1-month USD LIBOR +
2.25%), 4/07/25 ..................................... United States 348,219 306,514
Real Estate Management & Development 0.7%
Cushman & Wakefield U.S. Borrower LLC, Replacement Term Loan,
2.898%, (1-month USD LIBOR + 2.75%), 8/21/25 ............ United States 1,293,500 1,241,760
Road & Rail 5.0%
Kenan Advantage Group Holdings Corp. (The), Initial Canadian Term
Loan, 4%, (1-month USD LIBOR + 3%), 7/29/22 ............. United States 363,458 351,853
Kenan Advantage Group Holdings Corp. (The), Initial U.S. Term
Loan, 4%, (1-month USD LIBOR + 3%), 7/29/22 ............. United States 1,528,418 1,479,616
a
Onsite Rental Group Operations Pty. Ltd., Term Loan, B, 5.5%,
(1-month USD LIBOR + 4.5%), 10/26/22 .................. United States 6,334,266 5,821,358
Ventia Midco Pty. Ltd., 2017 Refinancing USD Term Loan, B, 5%,
(3-month USD LIBOR + 4%), 5/21/26 ..................... Australia 1,838,844 1,815,858
9,468,685
a a a a a a
Software 12.0%
h
athenahealth , Inc., First Lien, Term Loan, B, 4.75%, (3-month USD
LIBOR + 4.5%), 2/11/26 ............................... United States 1,997,475 1,960,022
g,h
Blackboard, Inc., First Lien, Term Loan, B5, TBD, 6/30/24 ....... United States 3,025,365 2,933,666
DCert Buyer, Inc., First Lien, Initial Term Loan, 4.148%, (1-month
USD LIBOR + 4%), 10/16/26 ........................... United States 1,491,627 1,465,986
Epicor Software Corp., Term Loan, B, 5.25%, (1-month USD LIBOR),
7/30/27 ........................................... United States 591,724 590,318
g,h
Greeneden U.S. Holdings I LLC, Term Loan, B, TBD, 10/08/27 ... United States 1,645,286 1,622,153
Hyland Software, Inc., First Lien, 2018 Refinancing Term Loan,
4.25%, (1-month USD LIBOR + 3.5%), 7/01/24 .............. United States 381,402 376,841
Idera , Inc., First Lien, Initial Term Loan, 5%, (3-month USD LIBOR +
4%), 6/28/24 ....................................... United States 533,367 525,702
LogMeIn, Inc., First Lien, Initial Term Loan, 4.89%, (1-month USD
LIBOR + 4.75%), 8/31/27 .............................. United States 2,298,407 2,232,339
MA Financeco LLC, Term Loan, B4, 5.25%, (3-month USD LIBOR +
4.25%), 6/05/25 ..................................... United States 250,000 249,219
h
Mitchell International, Inc., First Lien, Amendment No. 2 New Term
Loan Facility, 4.75%, (1-month USD LIBOR), 11/29/24 ........ United States 2,460,000 2,391,120
Perforce Software, Inc., First Lien, New Term Loan, 3.898%,
(1-month USD LIBOR + 3.75%), 7/01/26 .................. United States 1,988,970 1,943,154
h
Quest Software US Holdings, Inc., First Lien, Initial Term Loan,
4.464%, (3-month USD LIBOR + 4.25%), 5/16/25 ............ United States 2,009,810 1,942,612
h
Sophia LP, Term Loan, B, 4.5%, (3-month USD LIBOR + 3.75%),
10/07/27 .......................................... United States 629,080 619,971
Surf Holdings SARL, First Lien, Dollar Term Loan, 3.75%, (3-month
USD LIBOR + 3.5%), 3/05/27 ........................... Luxembourg 1,447,464 1,405,126
Ultimate Software Group, Inc. (The), First Lien, 2020 Incremental
Term Loan, 4.75%, (3-month USD LIBOR + 4%), 5/04/26 ...... United States 201,382 200,565

Franklin Floating Rate Master Trust
Statement of Investments (unaudited)
Franklin Floating Rate Income Fund
(continued)
Quarterly Statement of Investments See Notes to Statements of Investments.

See Abbreviations on page 27 .
a a
Country
Principal
Amount
*
a
Value
a a a a a a
f
Senior Floating Rate Interests
(continued)
Software (continued)
h
Veritas US, Inc., Term Loan, B, 6.5%, (3-month USD LIBOR + 5.5%),
9/01/25 ........................................... United States 2,249,356 $ 2,206,831
22,665,625
a a a a a a
Specialty Retail 2.3%
j
General Nutrition Centers, Inc., Term Loan, B2, (1-month USD
LIBOR + 8.75%; 3-month USD LIBOR + 7.75%), 3/04/21 ...... United States 4,988,959 3,891,388
h
Petco Animal Supplies, Inc., Term Loan, 4.25%, (3-month USD
LIBOR + 3.25%), 1/26/23 .............................. United States 494,570 461,681
4,353,069
a a a a a a
Technology Hardware, Storage & Peripherals 0.6%
g
Amentum Government Services Holdings LLC, Incremental Term
Loan, TBD, 1/29/27 .................................. United States 770,000 755,563
Cardtronics USA, Inc., Initial Term Loan, 5%, (1-month USD LIBOR +
4%), 6/29/27 ....................................... United States 430,791 431,329
1,186,892
a a a a a a
Total Senior Floating Rate Interests (Cost $199,741,075) .........................
170,499,934
Shares/Units
Escrows and Litigation Trusts 0.0%
a,d
Remington Outdoor Co., Inc., Litigation Units ................. United States 68,931 —
Total Escrows and Litigation Trusts (Cost $–) ...................................
—
Total Long Term Investments (Cost $244,290,571) ...............................
181,240,916
a
Short Term Investments 5.5%
a a
Country Shares
a
Value
a
Money Market Funds 5.5%
k,l
Institutional Fiduciary Trust - Money Market Portfolio, 0% ........ United States 10,405,285 10,405,285
Total Money Market Funds (Cost $10,405,285) ..................................
10,405,285
Total Short Term Investments (Cost $10,405,285 ) ................................
10,405,285
a
Total Investments (Cost $254,695,856) 101.3% ..................................
$191,646,201
Other Assets, less Liabilities (1.3)% ...........................................
(2,454,528)
Net Assets 100.0% ...........................................................
$189,191,673
*
The principal amount is stated in U.S. dollars unless otherwise indicated.
a
Fair valued using significant unobservable inputs. See Note 8 regarding fair value measurements.
b
Non-income producing.
c
See Note 4 regarding restricted securities.
d
See Note 5 regarding holdings of 5% voting securities.
e
Income may be received in additional securities and/or cash.
f
The coupon rate shown represents the rate at period end.
g
A portion or all of the security represents an unsettled loan commitment. The coupon rate is to-be determined (TBD) at the time of the settlement and will be based upon a reference index/floor plus a spread.
h
A portion or all of the security purchased on a delayed delivery basis.
i
See Note 6 regarding unfunded loan commitments.

Franklin Floating Rate Master Trust
Statement of Investments (unaudited)
Franklin Floating Rate Income Fund
(continued)
See Notes to Statements of Investments. Quarterly Statement of Investments

j
Defaulted security or security for which income has been deemed uncollectible.
k
See Note 7 regarding investments in affiliated management investment companies.
l
The rate shown is the annualized seven-day effective yield at period end.

Franklin Floating Rate Master Trust
Statement of Investments (unaudited), October 31, 2020
Franklin Floating Rate Master Series
Quarterly Statement of Investments See Notes to Statements of Investments.

a a
Country Shares a Value
% of Net
Assets
a
Common Stocks
Aerospace & Defense
a,b,c,d
Remington Outdoor Co., Inc. ..................... United States 1,048,435 $ — 0.00
b
Oil & Gas Exploration & Production
a,b
Samson Resources II LLC ....................... United States 155,501 524,816 0.15
b
Paper Products
a,b,c,d
Appvion Operations, Inc. ........................ United States 563,596 8,365,065 2.44
b
Trucking
a,b
Onsite Rental Group Operations Pty. Ltd. ........... United States 5,879,078 — 0.00
b
Total Common Stocks (Cost $50,101,360) ...............................
8,889,881 2.59
Management Investment Companies
Asset Management & Custody Banks
e
Franklin Floating Rate Income Fund ............... United States 461,717 3,356,679 0.98
e
Franklin Liberty Senior Loan ETF ................. United States 957,785 22,979,753 6.69
26,336,432 7.67
Total Management Investment Companies (Cost $28,640,359) .............
26,336,432 7.67
Principal
Amount
*
a a a a a
Corporate Bonds
Airlines
f
Delta Air Lines, Inc. / SkyMiles IP Ltd., Senior Secured
Note, 144A, 4.5%, 10/20/25 .................... United States 1,250,000 1,269,660 0.37
Broadcasting
f
Diamond Sports Group LLC / Diamond Sports Finance
Co., Senior Secured Note, 144A, 5.375%, 8/15/26 ... United States 240,000 140,250 0.04
f
Univision Communications, Inc., Senior Secured Note,
144A, 5.125%, 2/15/25 ........................ United States 400,000 393,750 0.12
534,000 0.16
Construction Materials
f
Cemex SAB de CV, Senior Secured Note, 144A, 5.2%,
9/17/30 ................................... Mexico 750,000 793,230 0.23
Oil & Gas Storage & Transportation
f
Cheniere Energy, Inc., Senior Secured Note, 144A,
4.625%, 10/15/28 ............................ United States 450,000 465,187 0.14
Packaged Foods & Meats
f
Chobani LLC / Chobani Finance Corp., Inc., Senior
Secured Note, 144A, 4.625%, 11/15/28 ........... United States 100,000 100,580 0.03
Paper Packaging
f
Reynolds Group Issuer, Inc. / Reynolds Group Issuer
LLC / Reynolds Group Issuer Luxembourg SA, Senior
Secured Note, 144A, 4%, 10/15/27 ............... United States 500,000 508,125 0.15
Trucking
a,g
Onsite Rental Group Operations Pty. Ltd., PIK, 6.1%,
10/26/23 .................................. United States 10,725,759 9,449,075 2.75
Wireless Telecommunication Services
f
Vmed O2 UK Financing I plc, Senior Secured Bond,
144A, 4.25%, 1/31/31 ......................... United Kingdom 360,000 360,900 0.10
Total Corporate Bonds (Cost $15,453,884) ...............................
13,480,757 3.93

Franklin Floating Rate Master Trust
Statement of Investments (unaudited)
Franklin Floating Rate Master Series
(continued)
See Notes to Statements of Investments. Quarterly Statement of Investments

a
a
Country
Principal
Amount
*
a Value
% of Net
Assets
a
a a a a a
h
Senior Floating Rate Interests
Advertising
Clear Channel Outdoor Holdings, Inc., Term Loan, B,
3.714%, (2-month USD LIBOR + 3.5%; 3-month USD
LIBOR + 3.5%), 8/21/26 ....................... United States 1,306,700 $ 1,194,814 0.35
Aerospace & Defense
AI Convoy (Luxembourg) SARL, Facility USD Term Loan,
B, 4.5%, (2-month USD LIBOR + 3.5%; 6-month USD
LIBOR + 3.5%), 1/18/27 ....................... Luxembourg 1,234,795 1,215,890 0.35
g
Alloy FinCo Ltd., Facility Term Loan, B, 0.5%, PIK,
(3-month USD LIBOR + 0.5%), 3/06/25 ........... Jersey 2,086,186 554,237 0.16
Dynasty Acquisition Co., Inc., 2020 Term Loan ,
B1, 3.72%, (3-month USD LIBOR + 3.5%), 4/06/26 .. United States 410,966 369,226 0.11
B2, 3.72%, (3-month USD LIBOR + 3.5%), 4/06/26 .. United States 220,949 198,509 0.06
a
FGI Operating Co. LLC, Last Out Initial Term Loan, 13%,
(3-month USD LIBOR + 10%; 3-month USD LIBOR +
11% + 7.5%), 5/17/21 ......................... United States 6,848,631 6,848,631 2.00
a,g,i
FGI Operating Co. LLC, Term Loan, PIK, (3-month USD
LIBOR + 11%), 5/16/22 ....................... United States 11,513,813 7,492,226 2.18
16,678,719 4.86
a a a a a a
Air Freight & Logistics
XPO Logistics, Inc., 2018 Refinancing Term Loan,
2.148%, (1-month USD LIBOR + 2%), 2/24/25 ...... United States 280,000 275,135 0.08
Airlines
Allegiant Travel Co., Replacement Term Loan, 3.254%,
(3-month USD LIBOR + 3%), 2/05/24 ............. United States 4,076,666 3,859,237 1.12
Delta Air Lines, Inc. / SkyMiles IP Ltd., Initial Term Loan,
4.75%, (6-month USD LIBOR + 3.75%), 10/20/27 .... United States 956,180 954,387 0.28
JetBlue Airways Corp., Term Loan, 6.25%, (3-month USD
LIBOR + 5.25%), 6/17/24 ...................... United States 434,156 432,970 0.13
Kestrel Bidco , Inc., Term Loan, 4%, (3-month USD LIBOR
+ 3%), 12/11/26 ............................. Canada 2,904,172 2,571,790 0.75
7,818,384 2.28
a a a a a a
Alternative Carriers
Zayo Group Holdings, Inc., Initial Dollar Term Loan,
3.148%, (1-month USD LIBOR + 3%), 3/09/27 ...... United States 696,500 672,586 0.20
Apparel, Accessories & Luxury Goods
Champ Acquisition Corp., First Lien, Initial Term Loan,
5.72%, (3-month USD LIBOR + 5.5%), 12/19/25 ..... United States 1,072,010 1,011,544 0.29
Application Software
j,k
Blackboard, Inc., First Lien, Term Loan, B5, TBD, 6/30/24 United States 1,867,179 1,810,585 0.53
Ceridian HCM Holding, Inc., Initial Term Loan, 2.594%,
(1-week USD LIBOR + 2.5%), 4/30/25 ............ United States 694,684 673,736 0.20
Epicor Software Corp., Term Loan, B, 5.25%, (1-month
USD LIBOR), 7/30/27 ......................... United States 572,942 571,581 0.17
j,k
Greeneden U.S. Holdings I LLC, Term Loan, B, TBD,
10/08/27 .................................. United States 901,541 888,865 0.26
LogMeIn, Inc., First Lien, Initial Term Loan, 4.89%,
(1-month USD LIBOR + 4.75%), 8/31/27 .......... United States 497,402 483,104 0.14
k
Mitchell International, Inc., First Lien, Amendment No. 2
New Term Loan Facility, 4.75%, (1-month USD LIBOR),
11/29/24 .................................. United States 1,000,000 972,000 0.28
Project Alpha Intermediate Holding, Inc., Term Loan,
4.5%, (3-month USD LIBOR + 3.5%), 4/26/24 ...... United States 1,099,098 1,082,337 0.31

Franklin Floating Rate Master Trust
Statement of Investments (unaudited)
Franklin Floating Rate Master Series
(continued)
Quarterly Statement of Investments See Notes to Statements of Investments.

a a
Country
Principal
Amount
*
a Value
% of Net
Assets
a a a a a a
h
Senior Floating Rate Interests
(continued)
Application Software (continued)
Solera LLC (Solera Finance, Inc.), Dollar Term Loan,
2.916%, (2-month USD LIBOR + 2.75%), 3/03/23 .... United States 497,396 $ 485,406 0.14
k
Sophia LP, Term Loan, B, 4.5%, (3-month USD LIBOR +
3.75%), 10/07/27 ............................ United States 373,050 367,648 0.11
Surf Holdings SARL, First Lien, Dollar Term Loan, 3.75%,
(3-month USD LIBOR + 3.5%), 3/05/27 ........... Luxembourg 1,698,154 1,648,483 0.48
Ultimate Software Group, Inc. (The), First Lien, 2020
Incremental Term Loan, 4.75%, (3-month USD LIBOR +
4%), 5/04/26 ............................... United States 381,802 380,252 0.11
Ultimate Software Group, Inc. (The), First Lien, Initial
Term Loan, 3.898%, (1-month USD LIBOR + 3.75%),
5/04/26 ................................... United States 646,734 636,942 0.19
k
Veritas US, Inc., Term Loan, B, 6.5%, (3-month USD
LIBOR + 5.5%), 9/01/25 ....................... United States 441,817 433,465 0.13
10,434,404 3.05
a a a a a a
Asset Management & Custody Banks
Russell Investments US Institutional Holdco, Inc., Initial
Term Loan, 3.75%, (3-month USD LIBOR + 2.75%),
6/01/23 ................................... United States 1,258,950 1,251,346 0.36
Auto Parts & Equipment
Adient US LLC, Initial Term Loan, 4.422%, (3-month
USD LIBOR + 4.25%; 1-month USD LIBOR + 4.25%),
5/06/24 ................................... United States 3,419,623 3,378,588 0.98
j
Highline Aftermarket Acquisition LLC, First Lien, Term
Loan, TBD, 10/20/27 ......................... United States 429,305 420,182 0.12
Panther BF Aggregator 2 LP, First Lien, Initial Dollar Term
Loan, 3.648%, (1-month USD LIBOR + 3.5%), 4/30/26 Canada 3,904,891 3,803,364 1.11
TI Group Automotive Systems LLC, Initial US Term Loan
(2020), 4.5%, (3-month USD LIBOR + 3.75%), 12/16/24 United States 1,481,816 1,476,259 0.43
TRICO Group LLC, First Lien, Term Loan, B3, 8.5%,
(3-month USD LIBOR), 2/02/24 ................. United States 1,019,666 1,014,567 0.30
10,092,960 2.94
a a a a a a
Automobile Manufacturers
Thor Industries, Inc., Initial USD Term Loan, 3.938%,
(1-month USD LIBOR + 3.75%), 2/01/26 .......... United States 2,747,883 2,734,144 0.80
Automotive Retail
Wand NewCo 3, Inc., First Lien, Term Loan, B1, 3.148%,
(1-month USD LIBOR + 3%), 2/05/26 ............. United States 1,481,306 1,429,927 0.41
Biotechnology
Grifols Worldwide Operations Ltd., Dollar Term Loan, B,
2.094%, (1-week USD LIBOR + 2%), 11/15/27 ...... Ireland 1,161,705 1,135,061 0.33
Horizon Therapeutics USA, Inc., Seventh Amendment
Refinancing Term Loan, 2.188%, (1-month USD LIBOR
+ 2%), 5/22/26 .............................. United States 1,764,270 1,731,923 0.50
2,866,984 0.83
a a a a a a
Broadcasting
Gray Television, Inc., Term Loan, B2, 2.399%, (1-month
USD LIBOR + 2.25%), 2/07/24 .................. United States 5,764,652 5,635,466 1.64
Nexstar Broadcasting, Inc., Term Loan, B3, 2.402%,
(1-month USD LIBOR + 2.25%), 1/17/24 .......... United States 2,621,435 2,559,176 0.75

Franklin Floating Rate Master Trust
Statement of Investments (unaudited)
Franklin Floating Rate Master Series
(continued)
See Notes to Statements of Investments. Quarterly Statement of Investments

a a
Country
Principal
Amount
*
a Value
% of Net
Assets
a a a a a a
h
Senior Floating Rate Interests
(continued)
Broadcasting (continued)
Sinclair Television Group, Inc., Term Loan, B, 2.4%,
(1-month USD LIBOR + 2.25%), 1/03/24 .......... United States 6,139,059 $ 5,968,055 1.74
14,162,697 4.13
a a a a a a
Cable & Satellite
CSC Holdings LLC, March 2017 Refinancing Term Loan,
2.398%, (1-month USD LIBOR + 2.25%), 7/17/25 .... United States 7,941,250 7,688,123 2.24
Radiate HoldCo LLC, Term Loan, B, 4.25%, (1-month
USD LIBOR + 3.5%), 9/25/26 ................... United States 327,833 322,893 0.09
j,k
Virgin Media Bristol LLC, Term Loan, Q, TBD, 1/31/29 .. United States 788,848 775,043 0.23
WideOpenWest Finance LLC, Eighth Amendment Term
Loan, B, 4.25%, (1-month USD LIBOR + 3.25%),
8/18/23 ................................... United States 539,673 530,456 0.15
9,316,515 2.71
a a a a a a
Casinos & Gaming
Boyd Gaming Corp., Refinancing Term Loan, B, 2.344%,
(1-week USD LIBOR + 2.25%), 9/15/23 ........... United States 2,818,003 2,746,820 0.80
Boyd Gaming Corp., Term Loan, A, 3.25%, (1-week USD
LIBOR + 2.75%), 9/15/23 ...................... United States 1,939,518 1,918,920 0.56
Caesars Resort Collection LLC, Term Loan ,
B, 2.898%, (1-month USD LIBOR + 2.75%), 12/23/24 . United States 2,038,153 1,916,719 0.56
B1, 4.649%, (3-month USD LIBOR + 4.5%; 1-month
USD LIBOR + 4.5%), 7/21/25 ................... United States 345,440 335,402 0.10
Station Casinos LLC, Facility Term Loan, B1, 2.5%,
(1-month USD LIBOR + 2.25%), 2/08/27 .......... United States 2,323,097 2,233,460 0.65
9,151,321 2.67
a a a a a a
Commodity Chemicals
Axalta Coating Systems Dutch Holding B BV (Axalta
Coating Systems U.S. Holdings, Inc.), Dollar Term
Loan, B3, 1.97%, (3-month USD LIBOR + 1.75%),
6/01/24 ................................... Netherlands 1,289,603 1,254,674 0.36
Cyanco Intermediate 2 Corp., First Lien, Initial Term Loan,
3.648%, (1-month USD LIBOR + 3.5%), 3/16/25 ..... United States 299,216 294,214 0.09
Univar Solutions USA, Inc., Term Loan ,
B3, 2.398%, (1-month USD LIBOR + 2.25%), 7/01/24 . United States 1,072,270 1,052,503 0.31
B5, 2.148%, (1-month USD LIBOR + 2%), 7/01/26 ... United States 351,473 343,088 0.10
2,944,479 0.86
a a a a a a
Communications Equipment
CommScope , Inc., Initial Term Loan, 3.398%, (1-month
USD LIBOR + 3.25%), 4/06/26 .................. United States 4,013,616 3,886,745 1.13
Construction Materials
k
White Cap Buyer LLC, Initial Closing Date Term Loan,
4.5%, (6-month USD LIBOR), 10/19/27 ........... United States 750,000 740,490 0.22
Consumer Electronics
Playtika Holding Corp., Term Loan, B, 7%, (3-month USD
LIBOR + 6%), 12/10/24 ....................... United States 2,329,250 2,335,341 0.68
Data Processing & Outsourced Services
Neustar , Inc., First Lien, Term Loan, B5, 5.5%, (1-month
USD LIBOR + 4.5%), 8/08/24 ................... United States 1,766,172 1,686,695 0.49
Pitney Bowes, Inc., Incremental Term Loan, B, 5.65%,
(1-month USD LIBOR + 5.5%), 1/07/25 ........... United States 2,340,363 2,313,742 0.67

Franklin Floating Rate Master Trust
Statement of Investments (unaudited)
Franklin Floating Rate Master Series
(continued)
Quarterly Statement of Investments See Notes to Statements of Investments.

a a
Country
Principal
Amount
*
a Value
% of Net
Assets
a a a a a a
h
Senior Floating Rate Interests
(continued)
Data Processing & Outsourced Services (continued)
WEX, Inc., Term Loan, B3, 2.398%, (1-month USD LIBOR
+ 2.25%), 5/15/26 ........................... United States 1,224,615 $ 1,184,815 0.35
5,185,252 1.51
a a a a a a
Department Stores
Harbor Freight Tools USA, Inc., Initial Term Loan (2020),
4%, (1-month USD LIBOR + 3.25%), 10/19/27 ...... United States 371,085 366,424 0.11
Michaels Stores, Inc., 2020 Refinancing Term Loan, B,
4.25%, (1-month USD LIBOR + 3.5%), 10/01/27 ..... United States 902,283 886,944 0.26
1,253,368 0.37
a a a a a a
Distributors
Resideo Funding, Inc., Term Loan, A, 2.48%, (3-month
USD LIBOR + 2.25%), 10/25/23 ................. United States 7,847,500 7,396,269 2.15
Diversified Banks
Finastra Ltd., First Lien, Dollar Term Loan, 4.5%,
(3-month USD LIBOR + 3.5%), 6/13/24 ........... United Kingdom 3,367,637 3,186,155 0.93
Diversified Capital Markets
Vertical Midco GmbH, USD Term Loan, 4.57%, (6-month
USD LIBOR), 6/30/27 ......................... Germany 1,236,519 1,220,296 0.36
Diversified Support Services
Allied Universal Holdco LLC, Initial Term Loan, 4.398%,
(1-month USD LIBOR + 4.25%), 7/10/26 .......... United States 498,744 489,569 0.14
Legalzoom.com, Inc., First Lien, 2018 Term Loan,
4.648%, (1-month USD LIBOR + 4.5%), 11/21/24 .... United States 4,021,075 3,965,786 1.16
4,455,355 1.30
a a a a a a
Electric Utilities
EFS Cogen Holdings I LLC, Term Loan, 4.5%, (3-month
USD LIBOR + 3.5%), 10/01/27 .................. United States 400,000 397,562 0.12
Environmental & Facilities Services
Harsco Corp., Term Loan, B2, 3.25%, (1-month USD
LIBOR + 2.25%), 12/06/24 ..................... United States 373,672 372,581 0.11
Food Retail
Shearer's Foods LLC, First Lien, Term Loan, 4.75%,
(3-month USD LIBOR + 4%), 9/23/27 ............. United States 192,329 190,526 0.06
General Merchandise Stores
g
99 Cents Only Stores LLC, First Lien, Term Loan, B2,
7.572%, PIK, (3-month USD LIBOR + 6.5%), 1/13/22 . United States 13,262,152 11,850,838 3.45
Health Care  Services
GNC Holdings, Inc., Second Lien, Term Loan, 6.234%,
(3-month USD LIBOR), 10/30/26 ................ United States 6,724,100 5,211,177 1.52
Health Care Facilities
Global Medical Response, Inc., 2018 New Term Loan,
5.25%, (3-month USD LIBOR + 4.25%), 3/14/25 ..... United States 844,459 818,332 0.24
k,l
Pathway Vet Alliance LLC, First Lien, Initial Term Loan,
4.148%, (1-month USD LIBOR + 4%), 3/31/27 ...... United States 1,430,308 1,401,702 0.41
2,220,034 0.65
a a a a a a
Health Care Services
BrightSpring Health Services, Term Loan, (1-month USD
LIBOR), 3/05/26 ............................. United States 300,000 295,186 0.09
j,k
CNT Holdings I Corp., First Lien, Term Loan Facility, TBD,
10/16/27 .................................. United States 193,187 191,295 0.06

Franklin Floating Rate Master Trust
Statement of Investments (unaudited)
Franklin Floating Rate Master Series
(continued)
See Notes to Statements of Investments. Quarterly Statement of Investments

a a
Country
Principal
Amount
*
a Value
% of Net
Assets
a a a a a a
h
Senior Floating Rate Interests
(continued)
Health Care Services (continued)
DaVita, Inc., Term Loan, B1, 1.898%, (1-month USD
LIBOR + 1.75%), 8/12/26 ...................... United States 186,945 $ 183,206 0.05
k
eResearchTechnology , Inc., First Lien, Initial Term Loan,
5.5%, (1-month USD LIBOR + 4.5%), 2/04/27 ...... United States 1,000,000 995,625 0.29
National Mentor Holdings, Inc., First Lien, Initial Term
Loan ,
4.4%, (1-month USD LIBOR + 4.25%), 3/09/26 ...... United States 3,465,719 3,415,899 0.99
C, 4.4%, (1-month USD LIBOR + 4.25%), 3/09/26 ... United States 158,198 155,925 0.05
k
Navicure , Inc., First Lien, Initial Term Loan, 4.148%,
(1-month USD LIBOR + 4%), 10/22/26 ............ United States 3,243,020 3,171,398 0.92
k
Phoenix Guarantor, Inc., First Lien, Term Loan, B1,
3.397%, (1-month USD LIBOR + 3.25%), 3/05/26 .... United States 1,846,225 1,791,226 0.52
Radiology Partners, Inc., First Lien, Term Loan, B,
4.811%, (1-month USD LIBOR + 4.25%; 3-month USD
LIBOR + 4.25%), 7/09/25 ...................... United States 400,000 378,600 0.11
U.S. Anesthesia Partners, Inc., First Lien, Initial Term
Loan, 4%, (3-month USD LIBOR + 3%), 6/23/24 ..... United States 297,692 280,097 0.08
10,858,457 3.16
a a a a a a
Health Care Technology
Inovalon Holdings, Inc., Refinancing Date Term Loan,
3.188%, (1-month USD LIBOR + 3%), 4/02/25 ...... United States 336,645 328,368 0.10
IQVIA, Inc., Dollar Term Loan, B1, 1.898%, (1-month USD
LIBOR + 1.75%), 3/07/24 ...................... United States 561,250 555,287 0.16
883,655 0.26
a a a a a a
Household Products
Knowlton Development Corp., Inc., 2020 Initial Term
Loan, 3.898%, (1-month USD LIBOR + 3.75%),
12/22/25 .................................. Canada 1,058,883 1,037,705 0.30
Industrial Machinery
Altra Industrial Motion Corp., Term Loan, 2.148%,
(1-month USD LIBOR + 2%), 10/01/25 ............ United States 1,961,629 1,928,223 0.56
Navistar, Inc., Term Loan, B, 3.65%, (1-month USD
LIBOR + 3.5%), 11/06/24 ...................... United States 6,085,742 6,041,620 1.76
7,969,843 2.32
a a a a a a
Insurance Brokers
Alliant Holdings Intermediate LLC, 2018 Initial Term Loan,
2.898%, (1-month USD LIBOR + 2.75%), 5/09/25 .... United States 2,153,477 2,078,590 0.61
j,k
Alliant Holdings Intermediate LLC, Term Loan, B3, TBD,
10/08/27 .................................. United States 88,386 87,696 0.03
2,166,286 0.64
a a a a a a
Integrated Telecommunication Services
Global Tel Link, First Lien, Term Loan, 4.398%, (1-month
USD LIBOR + 4.25%), 11/29/25 ................. United States 4,800,736 4,188,642 1.22
Global Tel Link, Second Lien, Term Loan, 8.398%,
(1-month USD LIBOR + 8.25%), 11/29/26 .......... United States 2,479,737 1,723,417 0.50
West Corp., Initial Term Loan, LOAN Note, B, 5%,
(1-month USD LIBOR + 4%; 3-month USD LIBOR +
4%), 10/10/24 .............................. United States 1,192,606 1,113,787 0.32
7,025,846 2.04
a a a a a a

Franklin Floating Rate Master Trust
Statement of Investments (unaudited)
Franklin Floating Rate Master Series
(continued)
Quarterly Statement of Investments See Notes to Statements of Investments.

a a
Country
Principal
Amount
*
a Value
% of Net
Assets
a a a a a a
h
Senior Floating Rate Interests
(continued)
Internet & Direct Marketing Retail
k
MH Sub I LLC (Micro Holding Corp.), First Lien,
Amendment No. 2 Initial Term Loan, Internet Brands Inc
Note, (1-month USD LIBOR + 3.5%), 9/13/24 ....... United States 498,715 $ 483,988 0.14
Internet Services & Infrastructure
j,k
Barracuda Networks, Inc., Term Loan, TBD, 2/12/25 ... United States 739,726 728,630 0.21
Go Daddy Operating Co. LLC, Term Loan, B2, 1.897%,
(1-month USD LIBOR + 1.75%), 2/15/24 .......... United States 490,081 479,515 0.14
Informatica LLC, Dollar 2020 Term Loan, 3.398%,
(1-month USD LIBOR + 3.25%), 2/25/27 .......... United States 1,452,700 1,408,029 0.41
TIBCO Software, Inc., Term Loan, B3, 3.9%, (1-month
USD LIBOR + 3.75%), 6/30/26 .................. United States 5,559,968 5,407,068 1.57
8,023,242 2.33
a a a a a a
Investment Banking & Brokerage
k
Deerfield Dakota Holding LLC, First Lien, Initial Dollar
Term Loan, 4.75%, (1-month USD LIBOR + 3.75%),
4/09/27 ................................... United States 1,421,429 1,401,294 0.41
IT Consulting & Other Services
Aventiv Technologies LLC, First Lien, Initial Term Loan,
5.5%, (3-month USD LIBOR + 4.5%), 11/01/24 ...... United States 982,323 827,273 0.24
Conduent , Inc., Term Loan, B, 2.648%, (1-month USD
LIBOR + 2.5%), 12/07/23 ...................... United States 234,078 223,740 0.07
k
Milano Acquisition Corp., Term Loan, B, 4.75%, (3-month
USD LIBOR + 4%), 10/01/27 ................... United States 1,254,863 1,237,088 0.36
2,288,101 0.67
a a a a a a
Leisure Facilities
24 Hour Fitness Worldwide, Inc., Debtor-in-possession
New Money Term Loan, 11%, (12-month USD LIBOR;
3-month USD LIBOR), 6/17/21 .................. United States 2,748,748 2,153,177 0.63
24 Hour Fitness Worldwide, Inc., Debtor-in-possession
Roll-Up Term Loan, 11%, (3-month USD LIBOR + 10%),
6/17/21 ................................... United States 2,519,788 1,973,826 0.57
i
24 Hour Fitness Worldwide, Inc., Term Loan, (1-month
USD LIBOR + 3.5%), 5/30/25 ................... United States 6,706,351 154,380 0.04
4,281,383 1.24
a a a a a a
Leisure Products
NASCAR Holdings LLC, Initial Term Loan, 2.902%,
(1-month USD LIBOR + 2.75%), 10/19/26 ......... United States 1,547,929 1,509,927 0.44
Life & Health Insurance
k
AssuredPartners , Inc., 2020 February Refinancing Term
Loan, 3.648%, (1-month USD LIBOR + 3.5%), 2/12/27 United States 1,448,744 1,401,015 0.41
Metal & Glass Containers
BWay Holding Co., Initial Term Loan, 3.48%, (3-month
USD LIBOR + 3.25%), 4/03/24 .................. United States 1,702,772 1,596,349 0.47
Movies & Entertainment
Banijay Entertainment SAS, Facility USD Term Loan, B,
(1-month USD LIBOR + 3.75%), 3/01/25 .......... France 424,000 412,340 0.12
Diamond Sports Group LLC, Term Loan, 3.4%, (1-month
USD LIBOR + 3.25%), 8/24/26 .................. United States 3,582,176 2,246,329 0.65
Lions Gate Capital Holdings LLC, Term Loan, A, 1.898%,
(1-month USD LIBOR + 1.75%), 3/22/23 .......... United States 3,681,713 3,552,853 1.04
6,211,522 1.81
a a a a a a

Franklin Floating Rate Master Trust
Statement of Investments (unaudited)
Franklin Floating Rate Master Series
(continued)
See Notes to Statements of Investments. Quarterly Statement of Investments

a a
Country
Principal
Amount
*
a Value
% of Net
Assets
a a a a a a
h
Senior Floating Rate Interests
(continued)
Office Services & Supplies
Staples, Inc., 2019 Refinancing New Term Loan, B1,
5.251%, (3-month USD LIBOR + 5%), 4/16/26 ...... United States 895,253 $ 825,423 0.24
Oil & Gas Exploration & Production
i
Fieldwood Energy LLC, First Lien, Closing Date Term
Loan, (3-month USD LIBOR + 5.25%), 4/11/22 ...... United States 25,460,344 5,601,276 1.63
UTEX Industries, Inc., Debtor-in-possession Term Loan,
10%, (1-month USD LIBOR + 9%), 2/08/21 ........ United States 903,261 907,777 0.26
i
UTEX Industries, Inc., First Lien, Initial Term Loan,
(3-month USD LIBOR + 5%), 5/21/21 ............. United States 14,098,581 4,342,363 1.27
i
UTEX Industries, Inc., Second Lien, Initial Term Loan,
(3-month USD LIBOR + 7.25%), 5/20/22 .......... United States 128,288 3,207 0.00
†
10,854,623 3.16
a a a a a a
Oil & Gas Storage & Transportation
Centurion Pipeline Co. LLC, Initial Term Loan, 3.398%,
(1-month USD LIBOR + 3.25%), 9/29/25 .......... United States 1,289,312 1,270,617 0.37
Packaged Foods & Meats
CSM Bakery Solutions Ltd., First Lien, Term Loan, 7.25%,
(3-month USD LIBOR + 6. 25%), 1/04/22 .......... United States 6,207,732 6,139,850 1.79
CSM Bakery Solutions Ltd., Second Lien, Term Loan,
11%, (3-month USD LIBOR + 10%), 2 /0 4 /2 2 ........ United States 2,131,331 2,040,513 0.59
JBS USA Lux SA, New Term Loan, 2.148%, (1-month
USD LIBOR + 2%), 5/01/26 .................... Luxembourg 2,698,883 2,640,546 0.77
10,820,909 3.15
a a a a a a
Paper Packaging
Berry Global, Inc., Term Loan, Y, 2.147%, (1-month USD
LIBOR + 2%), 7/01/26 ........................ United States 5,285,561 5,125,065 1.49
Paper Products
d
Appvion Operations, Inc., Term Loan, 7%, (3-month USD
LIBOR + 6%), 6/12/26 ........................ United States 5,595,054 5,497,140 1.60
Personal Products
Coty, Inc., USD Term Loan, B, 2.39%, (1-month USD
LIBOR + 2.25%), 4/07/25 ...................... United States 397,964 350,302 0.10
Sunshine Luxembourg VII SARL, Facility Term Loan, B1,
5.25%, (3-month USD LIBOR + 4.25%), 10/01/26 .... Luxembourg 2,114,025 2,097,515 0.61
2,447,817 0.71
a a a a a a
Pharmaceuticals
Bausch Health Cos., Inc., Initial Term Loan, 3.149%,
(1-month USD LIBOR + 3%), 6/02/25 ............. United States 3,135,279 3,067,682 0.89
Property & Casualty Insurance
Asurion LLC, Amendment No. 14 Replacement Term
Loan, B4, 3.148%, (1-month USD LIBOR + 3%),
8/04/22 ................................... United States 3,461,817 3,412,971 0.99
Asurion LLC, Replacement Term Loan, B6, 3.148%,
(1-month USD LIBOR + 3%), 11/03/23 ............ United States 141,573 139,184 0.04
Asurion LLC, Second Lien, Replacement Term Loan, B2,
6.648%, (1-month USD LIBOR + 6.5%), 8/04/25 ..... United States 80,342 80,563 0.02
3,632,718 1.05
a a a a a a
Publishing
Nielsen Finance LLC (VNU, Inc.), Term Loan, B4,
2.147%, (1-month USD LIBOR + 2%), 10/04/23 ..... United States 719,720 704,923 0.20

Franklin Floating Rate Master Trust
Statement of Investments (unaudited)
Franklin Floating Rate Master Series
(continued)
Quarterly Statement of Investments See Notes to Statements of Investments.

a a
Country
Principal
Amount
*
a Value
% of Net
Assets
a a a a a a
h
Senior Floating Rate Interests
(continued)
Publishing (continued)
Nielsen Finance LLC, Dollar Term Loan, B5, 4.75%,
(1-month USD LIBOR + 3.75%), 6/04/25 .......... United States 211,060 $ 210,954 0.06
915,877 0.26
a a a a a a
Railroads
Genesee & Wyoming, Inc., Initial Term Loan, 2.22%,
(3-month USD LIBOR + 2%), 12/30/26 ............ United States 641,926 629,373 0.18
Ventia Midco Pty. Ltd., 2017 Refinancing USD Term Loan,
B, 5%, (3-month USD LIBOR + 4%), 5/21/26 ....... Australia 5,681,715 5,610,694 1.63
6,240,067 1.81
a a a a a a
Research & Consulting Services
k
Dun & Bradstreet Corp. (The), Initial Term Loan
Borrowing, 3.906%, (1-month USD LIBOR + 3.75%),
2/06/26 ................................... United States 400,000 394,666 0.11
Security & Alarm Services
Prime Security Services Borrower LLC, First Lien, 2019
Refinancing Term Loan, B1, 4.25%, (3-month USD
LIBOR + 3.25%; 1-month USD LIBOR + 3.25%),
9/23/26 ................................... United States 498,741 493,167 0.14
Specialized Consumer Services
Sedgwick Claims Management Services, Inc. (Lightning
Cayman Merger Sub Ltd.), Initial Term Loan, (1-month
USD LIBOR + 3.25%), 12/31/25 ................. United States 498,731 479,959 0.14
Specialized Finance
k
Verscend Holding Corp., Term Loan, B, 4.648%, (1-month
USD LIBOR + 4.5%), 8/27/25 ................... United States 1,821,927 1,792,612 0.52
Specialty Chemicals
Illuminate Buyer LLC, Term Loan, 4.148%, (1-month USD
LIBOR + 4%), 6/30/27 ........................ United States 284,480 280,368 0.08
Specialty Stores
i
General Nutrition Centers, Inc., Term Loan, B2, (1-month
USD LIBOR + 8.75%; 3-month USD LIBOR + 7.75%),
3/04/21 ................................... United States 4,224,100 3,294,798 0.96
k
Petco Animal Supplies, Inc., Term Loan, 4.25%, (3-month
USD LIBOR + 3.25%), 1/26/23 .................. United States 247,285 230,840 0.07
3,525,638 1.03
a a a a a a
Systems Software
k
athenahealth , Inc., First Lien, Term Loan, B, 4.75%,
(3-month USD LIBOR + 4.5%), 2/11/26 ........... United States 2,537,626 2,490,046 0.72
DCert Buyer, Inc., First Lien, Initial Term Loan, 4.148%,
(1-month USD LIBOR + 4%), 10/16/26 ............ United States 2,577,824 2,533,511 0.74
Hyland Software, Inc., First Lien, 2018 Refinancing Term
Loan, 4.25%, (1-month USD LIBOR + 3.5%), 7/01/24 . United States 1,783,788 1,762,454 0.51
Idera , Inc., First Lien, Initial Term Loan, 5%, (3-month
USD LIBOR + 4%), 6/28/24 .................... United States 883,123 870,432 0.25
Ivanti Software, Inc., First Lien, Term Loan, 5.25%,
(1-month USD LIBOR + 4.25%), 1/20/24 .......... United States 398,053 396,871 0.12
Perforce Software, Inc., First Lien, New Term Loan,
3.898%, (1-month USD LIBOR + 3.75%), 7/01/26 .... United States 1,811,313 1,769,589 0.51
k
Quest Software US Holdings, Inc., First Lien, Initial Term
Loan, 4.464%, (3-month USD LIBOR + 4.25%), 5/16/25 United States 992,544 959,358 0.28
10,782,261 3.13
a a a a a a

Franklin Floating Rate Master Trust
Statement of Investments (unaudited)
Franklin Floating Rate Master Series
(continued)
See Notes to Statements of Investments. Quarterly Statement of Investments

a a
Country
Principal
Amount
*
a Value
% of Net
Assets
a a a a a a
h
Senior Floating Rate Interests
(continued)
Technology Hardware, Storage & Peripherals
Amentum Government Services Holdings LLC, First Lien,
Initial Term Loan, 3.648%, (1-month USD LIBOR +
3.5%), 1/29/27 .............................. United States 897,750 $ 865,018 0.25
j
Amentum Government Services Holdings LLC,
Incremental Term Loan, TBD, 1/29/27 ............ United States 620,130 608,503 0.18
1,473,521 0.43
a a a a a a
Trucking
Avis Budget Car Rental LLC, New Term Loan, B, 2.4%,
(1-month USD LIBOR + 2.25%), 8/06/27 .......... United States 2,796,705 2,532,766 0.74
Kenan Advantage Group Holdings Corp. (The), Initial
Canadian Term Loan, 4%, (1-month USD LIBOR + 3%),
7/29/22 ................................... United States 198,236 191,906 0.06
Kenan Advantage Group Holdings Corp. (The), Initial U.S.
Term Loan, 4%, (1-month USD LIBOR + 3%), 7/29/22 United States 833,624 807,007 0.24
a
Onsite Rental Group Operations Pty. Ltd., Term Loan, B,
5.5%, (1-month USD LIBOR + 4.5%), 10/26/22 ...... Australia 7,844,959 7,209,725 2.10
10,741,404 3.14
a a a a a a
Total Senior Floating Rate Interests (Cost $330,085,723) ..................
279,738,095 81.47
Shares
Escrows and Litigation Trusts
a,b
Millennium Corporate Claim Trust, Escrow Account .... United States 6,589,709 — 0.00
a,b
Millennium Lender Claim Trust, Escrow Account ...... United States 6,589,709 — 0.00
a,b,d
Remington Outdoor Co., Inc., Litigation Units ......... United States 98,704 — 0.00
Total Escrows and Litigation Trusts (Cost $–) ............................
— 0.00
Total Long Term Investments (Cost $424,281,326) ........................
328,445,165 95.66
a
Short Term Investments
a a
Principal
Amount
*
a Value
% of Net
Assets
aa aa aa aa aa aa
Repurchase Agreements
m
Joint Repurchase Agreement, 0.058%, 11/02/20 (Maturity Value $8,685,525)
BNP Paribas Securities Corp. (Maturity Value $4,685,667)
Deutsche Bank Securities, Inc. (Maturity Value $2,125,609)
HSBC Securities (USA), Inc. (Maturity Value $1,874,249)
Collateralized by U.S. Government Agency Securities, 3.5% - 5%, 9/20/45
- 3/20/50; U.S. Treasury Bonds, 7.13% - 8.13%, 2/15/21 - 11/15/24; U.S.
Treasury Bond, Index Linked, 2.38%, 1/15/25; U.S. Treasury Note, 1.63%,
2/20/46; and U.S. Treasury Note, Index Linked, 0.13%, 4/15/21 (valued at
$8,859,892) .............................................. 8,685,483 8,685,483 2.53
Total Repurchase Agreements (Cost $8,685,483) .........................
8,685,483 2.53
a a a
Total Short Term Investments (Cost $8,685,483 ) ..........................
8,685,483 2.53
a
Total Investments (Cost $432,966,809) ..................................
$337,130,648 98.19
Other Assets, less Liabilities ...........................................
6,219,004 1.81
Net Assets ...........................................................
$343,349,652 100.00

Franklin Floating Rate Master Trust
Statement of Investments (unaudited)
Franklin Floating Rate Master Series
(continued)
Quarterly Statement of Investments See Notes to Statements of Investments.

See Abbreviations on page 27 .
*
The principal amount is stated in U.S. dollars unless otherwise indicated.
†
Rounds to less than 0.01% of net assets.
a
Fair valued using significant unobservable inputs. See Note 8 regarding fair value measurements.
b
Non-income producing.
c
See Note 4 regarding restricted securities.
d
See Note 5 regarding holdings of 5% voting securities.
e
See Note 7 regarding investments in affiliated management investment companies.
f
Security was purchased pursuant to Rule 144A or Regulation S under the Securities Act of 1933. 144A securities may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. Regulation S securities cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. At October 31, 2020, the aggregate value of these securities was $4,031,682, representing 1.2% of net assets.
g
Income may be received in additional securities and/or cash.
h
The coupon rate shown represents the rate at period end.
i
Defaulted security or security for which income has been deemed uncollectible.
j
A portion or all of the security represents an unsettled loan commitment. The coupon rate is to-be determined (TBD) at the time of the settlement and will be based upon a reference index/floor plus a spread.
k
A portion or all of the security purchased on a delayed delivery basis.
l
See Note 6 regarding unfunded loan commitments.
m
Investment is through participation in a joint account with other funds managed by the investment manager or an affiliate of the investment manager. At October 31, 2020, all repurchase agreements had been entered into on October 30, 2020.

Franklin Floating Rate Master Trust

Quarterly Statement of Investments
Notes to Statements of Investments (unaudited)
1. Organization
Franklin Floating Rate Master Trust (Trust) is registered under the Investment Company Act of 1940 (1940 Act) as an open-
end management investment company, consisting of two separate funds (Funds) and applies the specialized accounting and reporting guidance in U.S. Generally Accepted Accounting Principles (U.S. GAAP). The shares are exempt from registration under the Securities Act of 1933.
2. Financial Instrument Valuation
The Funds’ investments in financial instruments are carried at fair value daily. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date.
The Funds calculate the net asset value (NAV) per share as of 4 p.m. Eastern time or the regularly scheduled close of the
New York Stock Exchange (NYSE), whichever is earlier. Under compliance policies and procedures approved by the Trust’s
Board of Trustees (the Board), the Funds’ administrator has responsibility for oversight of valuation, including leading the cross-functional Valuation Committee (VC). The Funds may utilize independent pricing services, quotations from securities and financial instrument dealers, and other market sources to determine fair value.
Equity securities listed on an exchange or on the NASDAQ National Market System are valued at the last quoted sale price or the official closing price of the day, respectively. Over-the-counter (OTC) securities are valued within the range of the most recent quoted bid and ask prices. Securities that trade in multiple markets or on multiple exchanges are valued according to the broadest and most representative market. Certain equity securities are valued based upon fundamental characteristics or relationships to similar securities.
Debt securities generally trade in the OTC market rather than on a securities exchange. The Funds’ pricing services use multiple valuation techniques to determine fair value. In instances where sufficient market activity exists, the pricing services may utilize a market-based approach through which quotes from market makers are used to determine fair value. In instances where sufficient market activity may not exist or is limited, the pricing services also utilize proprietary valuation models which may consider market characteristics such as benchmark yield curves, credit spreads, estimated default rates, anticipated market interest rate volatility, coupon rates, anticipated timing of principal repayments, underlying collateral, and other unique security features in order to estimate the relevant cash flows, which are then discounted to calculate the fair value.
Investments in open-end mutual funds are valued at the closing NAV. Investments in repurchase agreements are valued at cost, which approximates fair value.
The Funds have procedures to determine the fair value of financial instruments for which market prices are not reliable or readily available. Under these procedures, the Funds primarily employ a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. An income-based valuation approach may also be used in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Due to the inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had an active market existed.
3. Novel Coronavirus Pandemic
The global outbreak of the novel coronavirus disease, known as COVID-19, has caused adverse effects on many companies, sectors, nations, regions and the markets in general, and may continue for an unpredictable duration. The effects of this pandemic may materially impact the value and performance of the Funds, their ability to buy and sell fund investments at appropriate valuations and their ability to achieve their investment objectives.

Franklin Floating Rate Master Trust
Notes to Statements of Investments (unaudited)

Quarterly Statement of Investments
4. Restricted Securities
At October 31, 2020, investments in restricted securities, excluding securities exempt from registration under the Securities Act of 1933, were as follows:
5. Holding of 5% Voting Securities of Portfolio Companies
The 1940 Act defines "affiliated companies" to include investments in portfolio companies in which a fund owns 5% or more of the outstanding voting securities. During the period ended October 31, 2020, investments in “affiliated companies” were as follows:
Shares Issuer
Acquisition
Date Cost Value
Franklin Floating Rate Income Fund
209,637
a
Appvion Operations, Inc. ...................... 6/14/18 $ 2,148,646 $ 3,111,498
732,184 Remington Outdoor Co., Inc .................... 1/26/18 33,305,110 —
Total Restricted Securities (Value is 1.64% of Net Assets) ............. $35,453,756 $3,111,498
Shares Issuer
Acquisition
Date Cost Value
Franklin Floating Rate Master Series
563,596
b
Appvion Operations, Inc. ...................... 4/12/19 $ 5,922,238 $ 8,365,065
1,048,435 Remington Outdoor Co., Inc. ................... 4/12/19 43,510,469 —
Total Restricted Securities (Value is 2.44% of Net Assets) ............. $49,432,707 $8,365,065
a
The Fund also invests in unrestricted securities of the issuer, valued at $7,440,086 as of October 31, 2020.
b
The Fund also invests in unrestricted securities of the issuer, valued at $5,497,140 as of October 31, 2020.

Franklin Floating Rate Master Trust
Notes to Statements of Investments (unaudited)

Quarterly Statement of Investments
6. Unfunded Loan Commitments
Certain or all Funds enter into certain credit agreements, all or a portion of which may be unfunded. The Fund is obligated to fund these loan commitments at the borrowers’ discretion. Unfunded loan commitments and funded portions of credit agreements are marked to market daily. Funded portions of credit agreements are presented in the Statement of Investments.
At October 31, 2020, unfunded commitments were as follows:
Value at
Beginning
of Period Purchases Sales
Realized Gain
(Loss)
Net Change in
Unrealized
Appreciation
(Depreciation)
Value
at End
of Period
Number of
Shares/Principal
Amount Held
at End
of Period
Investment
Income
Franklin Floating Rate Income Fund
Non-Controlled Affiliates
Dividends
Remington Outdoor Co., Inc . $ 183,046 $ — $ — $ — $ (183,046) $ — 732,184 $ —
Remington Outdoor Co., Inc.,
Litigation Units ......... — — — — — — 68,931 —
Total Affiliated Securities
(Value is —% of Net Assets) $183,046 $— $— — (183,046) $— $—
Franklin Floating Rate Master Series
Non-Controlled Affiliates
Dividends
Appvion Operations, Inc. .... 11,034,433 — — — (2,669,368) 8,365,065 563,596 —
Remington Outdoor Co., Inc. . 262,109 — — — (262,109) — 1,048,435 —
Remington Outdoor Co., Inc.,
Litigation Units ......... — — — — — — 98,704 —
Interest
Appvion Operations, Inc., Term
Loan, 7%, (3-month USD
LIBOR + 6%), 6/12/26 .... 5,483,153 430
a
— — 13,557 5,497,140 5,595,054 101,031
Total Affiliated Securities
(Value is 4.0% of Net Assets) $16,779,695 $430 $— — (2,917,920) $13,862,205 $101,031
a
May include accretion, amortization, partnership adjustments, and/or corporate actions.
Borrower Unfunded Commitment
Franklin Floating Rate Income Fund
Fieldwood Energy LLC $2,223,066
Pathway Vet Alliance LLC 169,497.00
$2,392,563
Franklin Floating Rate Master Series
Pathway Vet Alliance LLC $114,492
UTEX Industries, Inc 635,444
$749,936
5. Holding of 5% Voting Securities of Portfolio Companies
(continued)

Franklin Floating Rate Master Trust
Notes to Statements of Investments (unaudited)

Quarterly Statement of Investments
7. Investments in Affiliated Management Investment Companies
Certain or all Funds invest in one or more affiliated management investment companies for purposes other than exercising a controlling influence over the management or policies. During the period ended October 31, 2020, investments in affiliated management investment companies were as follows:
8. Fair Value Measurements
The Funds follow a fair value hierarchy that distinguishes between market data obtained from independent sources
(observable inputs) and the Funds' own market assumptions (unobservable inputs). These inputs are used in determining the value of the Funds’ financial instruments and are summarized in the following fair value hierarchy:
• Level 1 – quoted prices in active markets for identical financial instruments
• Level 2 – other significant observable inputs (including quoted prices for similar financial instruments, interest rates, prepayment speed, credit risk, etc.)
• Level 3 – significant unobservable inputs (including the Funds' own assumptions in determining the fair value of financial instruments)
The input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level.
A summary of inputs used as of October 31, 2020, in valuing the Funds’ assets carried at fair value, is as follows:
a
Value at
Beginning
of Period Purchases Sales
Realized Gain
(Loss)
Net Change in
Unrealized
Appreciation
(Depreciation)
Value
at End
of Period
Number of
Shares Held
at End
of Period
Investment
Income
a a a a a a a a a
Franklin Floating Rate Income Fund
Non-Controlled Affiliates
Dividends
Institutional Fiduciary Trust - Money
Market Portfolio, 0% ......... $12,251,544 $25,520,995 $(27,367,254) $— $— $10,405,285 10,405,285 $1
Total Affiliated Securities .... $12,251,544 $25,520,995 $(27,367,254) $— $— $10,405,285 $1
Franklin Floating Rate Master Series
Controlled Affiliates
Dividends
Franklin Liberty Senior Loan ETF $22,912,133 $— $— $ — $ 67,620 $ 22,979,753 957,785 $ 174,035
Non-Controlled Affiliates
Dividends
Franklin Floating Rate Income Fund $10,750,395 $— $(7,344,028) $(2,480,862) $2,431,174 $3,356,679 461,717 $82,633
Total Affiliated Securities .... $33,662,528 $— $(7,344,028) $(2,480,862) $2,498,794 $26,336,432 $256,668
Level 1 Level 2 Level 3 Total
Franklin Floating Rate Income Fund
Assets:
Investments in Securities:
a
Common Stocks ........................ $ — $ — $ 3,111,498
b
$ 3,111,498
Corporate Bonds ........................ — — 7,629,484 7,629,484
Senior Floating Rate Interests ............... — 164,678,576 5,821,358 170,499,934

Franklin Floating Rate Master Trust
Notes to Statements of Investments (unaudited)

Quarterly Statement of Investments
A reconciliation in which Level 3 inputs are used in determining fair value is presented when there are significant Level 3 assets and/or liabilities at the beginning and/or end of the period. At October 31, 2020, the reconciliation is as follows:
Level 1 Level 2 Level 3 Total
Franklin Floating Rate Income Fund (continued)
Assets:
Investments in Securities:
Escrows and Litigation Trusts ............... $ — $ — $ —
b
$ —
Short Term Investments ................... 10,405,285 — — 10,405,285
Total Investments in Securities ........... $10,405,285 $164,678,576 $16,562,340 $191,646,201
Other Financial Instruments:
Unfunded Loan Commitments .............. $ — $ 77,758 $ — $ 77,758
Total Other Financial Instruments ......... $— $77,758 $— $77,758
Level 1 Level 2 Level 3 Total
Franklin Floating Rate Master Series
Assets:
Investments in Securities:
a
Common Stocks ........................ $ — $ — $ 8,889,881
b
$ 8,889,881
Management Investment Companies ......... 26,336,432 — — 26,336,432
Corporate Bonds :
Airlines .............................. — 1,269,660 — 1,269,660
Broadcasting ......................... — 534,000 — 534,000
Construction Materials .................. — 793,230 — 793,230
Oil & Gas Storage & Transportation ......... — 465,187 — 465,187
Packaged Foods & Meats ................ — 100,580 — 100,580
Paper Packaging ...................... — 508,125 — 508,125
Trucking ............................. — — 9,449,075 9,449,075
Wireless Telecommunication Services ....... — 360,900 — 360,900
Senior Floating Rate Interests ............... — 258,187,513 21,550,582 279,738,095
Escrows and Litigation Trusts ............... — — —
b
—
Short Term Investments ................... — 8,685,483 — 8,685,483
Total Investments in Securities ........... $26,336,432 $270,904,678 $39,889,538 $337,130,648
Other Financial Instruments:
Unfunded Loan Commitments ............... $ — $ 3,340 $ — $ 3,340
Total Other Financial Instruments ......... — $3,340 — $3,340
a
For detailed categories, see the accompanying Statement of Investments.
b
Includes securities determined to have no value at October 31, 2020.
Balance at
Beginning of
Period Purchases Sales
Transfer
Into
Level 3
a
Transfer
Out of
Level 3
Cost Basis
Adjust-
ments
b
Net
Realized
Gain
(Loss)
Net
Unr ealized
Appreciatio n
( Depreciation )
Balance
at End
of Period
Net Change in
Unrealized
Appreciation
(Depreciation)
on Assets
Held at
Period End
a a a a a a a a a a a
Franklin Floating Rate Income Fund
Assets:
Investments in Securities:
Common Stocks :
Aerospace & Defense . $ 183,046 $ — $ — $ — $ — $ — $ — $ (183,046) $ —
c
$ (183,046)
Paper & Forest Products 4,104,406 — — — — — — (992,908) 3,111,498 (992,908)
Road & Rail ....... 138,088 — — — — — — (138,088) —
c
(138,088)
Corporate Bonds :
Road & Rail ....... 7,171,452 — — — — 199,273 — 258,759 7,629,484 258,759
8. Fair Value Measurements
(continued)

Franklin Floating Rate Master Trust
Notes to Statements of Investments (unaudited)

Quarterly Statement of Investments
c
Includes securities determined to have no value.
Significant unobservable valuation inputs for material Level 3 assets and/or liabilities and impact to fair value as a result of changes in unobservable valuation inputs as of October 31, 2020, are as follows:
Balance at
Beginning of
Period Purchases Sales
Transfer
Into
Level 3
Transfer
Out of
Level 3
Cost Basis
Adjust-
ments
Net
Realized
Gain
(Loss)
Net
Unrealized
Appreciation
(Depreciation)
Balance
at End
of Period
Net Change in
Unrealized
Appreciation
(Depreciation)
on Assets
Held at
Period End
a a a a a a a a a a a
Franklin Floating Rate Income Fund (continued)
Assets:
Investments in Securities:
Senior Floating Rate
Interests :
Road & Rail ....... $ 5,584,261 $ — $ — $ — $ — $ (22,400) $ — $ 259,497 $ 5,821,358 $ 259,497
Escrows and Litigation
Trusts ........... —
c
— — — — — — — —
c
—
Total Investments in Securities . $17,181,253 $— $— $— $— $176,873 $— $(795,786) $16,562,340 $(795,786)
Franklin Floating Rate Master Series
Assets:
Investments in Securities:
Common Stocks
Aerospace & Defense . $ 262,109 $ — $ — $ — $ — $ — $ — $ (262,109) $ —
c
$ (262,109)
Oil & Gas Exploration &
Production ....... — — — 524,816 — — — — 524,816 —
Paper Products ..... 11,034,433 — — — — — — (2,669,368) 8,365,065 (2,669,368)
Trucking .......... 171,018 — — — — — — (171,018) —
c
(171,018)
Corporate Bonds
Trucking .......... 8,881,805 — — — — 233,701 — 333,569 9,449,075 333,569
Senior Floating Rate
Interests
Aerospace & Defense . 13,196,628 — — — — 884 — 1,143,345 14,340,857 1,143,345
Trucking .......... 6,916,082 — — — — (44,868) — 338,511 7,209,725 338,511
Escrows and Litigation
Trusts ........... —
c
— — — — — — — —
c
—
Total Investments in Securities . $40,462,075 $— $— $524,816 $— 189,717 — (1,287,070) $39,889,538 (1,287,070)
a
Transferred into level 3 as a result of the unavailability of a quoted market price in an active market for identical securities and other significant observable valuation inputs.
May include amounts related to a corporate action.
b
May include accretion, amortization, partnership adjustments, and/or other cost basis adjustments.
8. Fair Value Measurements
(continued)

Franklin Floating Rate Master Trust
Notes to Statements of Investments (unaudited)

Quarterly Statement of Investments
Description
Fair Value
at End of
Period Valuation Technique Unobservable Inputs
Amount
/ Range
(Weighted
Average)
a
Impact to
Fair Value
if Input
Increases
b
Franklin Floating Rate Income Fund
Assets:
Investments in Securities:
Common Stocks:
Paper & Forest Products. $3,111,498 Discounted cash flow Weighted average cost of capital
20.5% Decrease
c
Free cash flow $141.4 mil Increase
Discount for lack of
marketability
20.0% Decrease
c
Long term growth 0.0% Increase
Corporate Bonds:
Road & Rail.................... 7,629,484 Discounted cash flow Discount rate 15.8% Decrease
c
Free cash flow $8.4 mil Increase
Senior Floating Rate Interests:
Road & Rail.................... 5,821,358 Discounted cash flow Discount rate 10.4% Decrease
c
Free cash flow $7.0 mil Increase
All Other Investments........  —
d,e
Total..................................... $16,562,340
Franklin Floating Rate Masters Series
Assets:
Investments in Securities:
Common Stocks:
Paper Products.............. $8,365,065 Discounted cash flow Weighted average cost of capital
20.5% Decrease
c
Free cash flow $141.4 mil Increase
Discount for lack of
marketability
20.0% Decrease
c
Long term growth 0.0% Increase
Corporate Bonds:
Trucking......................... 9,449,075 Discounted cash flow Discount rate 15.8% Decrease
c
Free cash flow $10.4 mil Increase
Senior Floating Rate Interests:
Aerospace & Defense..... 14,340,857 Recovery value Asset value estimate $220.0 mil Increase
c
Trucking......................... 7,209,725 Discounted cash flow Discount rate 10.4% Decrease
c
Free cash flow $8.7 mil Increase
All Other Investments
..........
524,816
d,e
Total
.......................
$39,889,538
a
Weighted based on the relative fair value of the financial instruments
8. Fair Value Measurements
(continued)

Franklin Floating Rate Master Trust
Notes to Statements of Investments (unaudited)

Quarterly Statement of Investments
9. Subsequent Events
The Funds have evaluated subsequent events through the issuance of the Statements of Investments and determined that no events have occurred that require disclosure.
b
Represents the directional change in the fair value that would result from a significant and reasonable increase in the corresponding input. A significant and reasonable decrease in the input would have the opposite effect. Significant impacts, if any, to fair value and/or net assets have been indicated.
c
Represents a significant impact to fair value and net assets.
d
Includes financial instruments with values derived using private transaction prices or non-public third party pricing information which is unobservable. May also include fair value of immaterial financial instruments and developed using various valuation techniques and unobservable inputs.
e
Includes securities determined to have no value at October 31, 2020.
8. Fair Value Measurements
(continued)

Franklin Floating Rate Master Trust
Notes to Statements of Investments (unaudited)

Quarterly Statement of Investments
Abbreviations
Currency
USD
United States Dollar
Selected Portfolio
ETF Exchange-Traded Fund
LIBOR London Inter-Bank Offered Rate
PIK Payment-In-Kind
TBD To Be Determined
For additional information on the Funds' significant accounting policies, please refer to the Funds' most recent semiannual or annual shareholder report.